Note 13 - Stock Option and Incentive Plan (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 19, 2013	Dec. 31, 2012
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Restriction Period on Restricted Stock Grants, Expiration Rate, Per Quarter Over One Year					25.00%
Restriction Period On Restricted Stock Grants Expiration Rate Per Year Over Four Years	25.00%		25.00%		25.00%
Options Vesting And Exercisability Rate Per Quarter Over One Year					25.00%
Term of Options			5 years		5 years
Allocated Share-based Compensation Expense	$ 38,000	$ 50,000	$ 147,000	$ 321,000	$ 224,000	$ 110,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 514,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 0.02	$ 0.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		0	0	0	30,456,250	6,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term					4 years 146 days	4 years 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 29,000	$ 91,000	$ 81,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 0		$ 0		0	0
Notes Issued				160,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares)			37,034,483
Chief Executive Officer [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares)			15,000,000
The 2006 Stock Incentive Plan [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	125,000,000		125,000,000				50,000,000	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	120,586,033		120,586,033
Restricted Stock [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			4 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 1,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					73 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 7,000	31,000	$ 64,000	19,000
Excess Tax Benefit from Share-based Compensation, Financing Activities		$ 0		$ 0	$ 0	$ 0
Restricted Stock [Member] | Expire Over One Year [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					1 year
Restricted Stock [Member] | Expire Over Four Years [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					4 years
Employee Stock Option [Member]
Note 13 - Stock Option and Incentive Plan (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 514,000		$ 514,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			3 years 36 days		255 days	1 year
Excess Tax Benefit from Share-based Compensation, Financing Activities			$ 0		$ 0	$ 0